Other Financial Assets	12 Months Ended
Jun. 30, 2025
Other Financial Assets [Abstract]
Other Financial Assets
22.	Other Financial Assets

	2025 $’000	2024 $’000
Investments in listed entities
Consolidated Lithium Metals Inc.	1,007	740
Total other financial assets	1,007	740
Comprising:
Current	–	–
Non-current	1,007	740

Recognition and measurement

The Group has elected at initial recognition to classify equity investments as financial assets at fair value through other comprehensive income (FVOCI). The equity securities are not held for trading and are strategic investments for which the Group considers this classification to be more appropriate.

Changes in fair value are accumulated in a separate reserve within equity. On derecognition of an equity investment which was elected to be classified at fair value through other comprehensive income, the cumulative gain or loss previously accumulated in the investment’s revaluation reserve is transferred directly to retained earnings.

The fair value of the Group’s financial assets at FVOCI is estimated based on quoted market prices at the reporting date and classified as Level 1 on the fair value hierarchy as detailed in Note 23 (d).